Subsequent Events (Details) (Subsequent Event [Member], USD $)	0 Months Ended
Feb. 20, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount	$ 300,000,000.0